Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Financial assets as per statement of financial position
Financial assets as per statement of financial
position

	At 31 December
In USD	2021	2020
At fair value
Current Financial assets	10,000,880	—

At amortised cost
Trade and other receivables	6,603,240	2,860,116
Advances to shareholders	—	36,091
Cash and cash equivalents	9,529,723	10,348,732

	16,132,963	13,244,939

	26,133,843	13,244,939

Summary Financial liabilities as per statement of financial position

Financial liabilities as per statement of financial position

	At 31 December
In USD	2021	2020
At amortised cost
Accounts payable, accruals and other payables excluding non-financial items (i)	19,615,435	1,414,995
Convertible notes	74,606,482	—
Derivatives liabilities	44,330,400	—
Interest bearing loans	397,985	—
Loan from related party	478,764	—
Lease liabilities	4,162,521	928,583

	143,591,587	2,343,578

(i)	Non-financial items include advances from individual customers (e-wallets) and advances from customers as disclosed in Note 18.